INCOME TAXES (Details 3) - Deferred Income Taxes [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Net operating loss carryforward	$ 7,621,277	$ 5,899,702
Capital loss carryforward	801,744	801,744
Section 163(j) carryforward	563,138	561,130
Foreign exchange	129,916	297,263
Allowance for doubtful accounts	4,404,277	1,616,926
Accrued expenses	261,466	352,025
Mark to market adjustment to securities	358,761	358,761
Lease liability	261,377	259,381
Capitalized research & development costs	52,261	0
Depreciation	(35,734)	(22,914)
Total Deferred tax assets	14,418,483	10,124,018
Intangibles	(15,845)	(8,139)
Inventory	4,853	(49,961)
Right of use asset	(258,770)	(256,769)
Goodwill	(10,980)	(10,979)
Total Deferred tax liabilities	(280,742)	(325,848)
Valuation allowance	(14,137,741)	(9,798,170)
Net deferred tax assets	$ 0	$ 0